Accrued Expenses - Summary of Detailed Information About of Accrued Expenses (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about of accrued expenses [Abstract]
Holiday provision, including payroll related taxes	₽ 665	₽ 351
Provision for reimbursements to third-party sellers	407	256
Employee bonuses, including payroll related taxes	309	86
Refund liability	231	124
Tax provisions	65	90
Total	₽ 1,677	₽ 907